ONEOK PARTNERS (Notes)	3 Months Ended
Mar. 31, 2017
Related Party Transaction [Line Items]
ONEOK PARTNERS
ONEOK PARTNERS

Ownership Interest in ONEOK Partners - Our ownership interest in ONEOK Partners is shown in the table below at March 31, 2017:

General partner interest	2.0%
Limited partner interest (a)	39.2%
Total ownership interest	41.2%
(a) - Represents 41.3 million common units and approximately 73.0 million Class B units, which are convertible, at our option, into common units.

Relationship - We have determined that ONEOK Partners is a variable interest entity and we are the primary beneficiary. Therefore, we consolidate ONEOK Partners in our consolidated financial statements; however, we are restricted from the assets and cash flows of ONEOK Partners except for the distributions we receive from ONEOK Partners. Distributions are declared quarterly by the board of ONEOK Partners’ general partner based on the terms of the Partnership Agreement. See Note M for more information on ONEOK Partners’ results.

The following table shows the carrying amount and classification of ONEOK Partners’ assets and liabilities in our Consolidated Balance Sheets:

	March 31,	December 31,
	2017	2016
	(Thousands of dollars)
Assets
Total current assets	$1,065,745	$1,174,245
Net property, plant and equipment	12,447,567	12,462,692
Total investments and other assets	1,828,623	1,832,410
Total assets	$15,341,935	$15,469,347
Liabilities
Total current liabilities	$2,694,531	$2,824,376
Long-term debt, excluding current maturities	6,290,952	6,291,307
Total deferred credits and other liabilities	193,797	175,844
Total liabilities	$9,179,280	$9,291,527

ONEOK receives distributions from ONEOK Partners through its general partner and limited partner interests, but otherwise the assets of ONEOK Partners cannot be used to settle obligations of ONEOK. ONEOK does not currently guarantee the debt, commercial paper or other similar commitments of ONEOK Partners, and the obligations of ONEOK Partners may only be settled using the assets of ONEOK Partners. ONEOK Partners does not currently guarantee the debt or other similar commitments of ONEOK. Following the completion of the Merger Transaction with ONEOK Partners described in Note B, we and ONEOK Partners and the Intermediate Partnership expect to issue, to the extent not already in place, guarantees of the indebtedness of ONEOK and ONEOK Partners.

Equity Issuances - ONEOK Partners has an “at-the-market” equity program for the offer and sale from time to time of its common units, up to an aggregate amount of $650 million. The program allows ONEOK Partners to offer and sell its common units at prices it deems appropriate through a sales agent. Sales of common units are made by means of ordinary brokers’ transactions on the NYSE, in block transactions or as otherwise agreed to between ONEOK Partners and the sales agent. ONEOK Partners is under no obligation to offer and sell common units under the program. At March 31, 2017, ONEOK Partners had approximately $138 million of registered common units available for issuance through its “at-the-market” equity program.

During the three months ended March 31, 2017, and the year ended December 31, 2016, no common units were sold through ONEOK Partners’ “at-the-market” equity program.

We account for the difference between the carrying amount of our investment in ONEOK Partners and the underlying book value arising from issuance of common units by ONEOK Partners as an equity transaction. If ONEOK Partners issues common units at a price different than our carrying value per unit, we account for the premium or deficiency as an adjustment to paid-in capital.

Cash Distributions - We receive distributions from ONEOK Partners on our common and Class B units and our 2 percent general partner interest, which includes our incentive distribution rights. Under the Partnership Agreement, distributions are made to the partners with respect to each calendar quarter in an amount equal to 100 percent of available cash as defined in the Partnership Agreement. Available cash generally will be distributed 98 percent to limited partners and 2 percent to the general partner. The general partner’s percentage interest in quarterly distributions is increased after certain specified target levels are met during the quarter. Under the incentive distribution provisions, as set forth in the Partnership Agreement, the general partner receives:

•	15 percent of amounts distributed in excess of $0.3025 per unit;

•	25 percent of amounts distributed in excess of $0.3575 per unit; and

•	50 percent of amounts distributed in excess of $0.4675 per unit.

In April 2017, a cash distribution of $0.79 per unit ($3.16 per unit on an annualized basis) was declared for the first quarter 2017 and will be paid on May 15, 2017, to unitholders of record at the close of business on May 1, 2017.

The following table shows ONEOK Partners’ distributions paid in the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands, except per unit amounts)
Distribution per unit	$0.79	$0.79

General partner distributions	$6,660	$6,660
Incentive distributions	100,538	100,538
Distributions to general partner	107,198	107,198
Limited partner distributions to ONEOK	90,323	90,323
Limited partner distributions to noncontrolling interest	135,480	135,480
Total distributions paid	$333,001	$333,001

ONEOK Partners’ distributions are declared and paid within 45 days of the completion of each quarter. The following table shows ONEOK Partners’ distributions declared for the periods indicated:

	Three Months Ended
	March 31,
	2017	2016
	(Thousands, except per unit amounts)
Distribution per unit	$0.79	$0.79

General partner distributions	$6,660	$6,660
Incentive distributions	100,538	100,538
Distributions to general partner	107,198	107,198
Limited partner distributions to ONEOK	90,323	90,323
Limited partner distributions to noncontrolling interest	135,480	135,480
Total distributions declared	$333,001	$333,001

Affiliate Transactions - We provide a variety of services to our affiliates, including cash management and financial services, employee benefits, legal and administrative services by our employees and management, insurance and office space leased in our headquarters building and other field locations. Where costs are incurred specifically on behalf of an affiliate, the costs are billed directly to the affiliate by us. In other situations, the costs may be allocated to the affiliates through a variety of methods, depending upon the nature of the expenses and the activities of the affiliates.

ONEOK Partners has an operating agreement with Roadrunner that provides for reimbursement or payment to it for management services and certain operating costs. Charges to Roadrunner included in operating income in our Consolidated Statements of Income for the three months ended March 31, 2017 and 2016, were not material.